Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	March 31,	December 31,
	2026	2025

Developed technology	$5,479	$5,479
Internally developed software	489	321
Customer relationships	13,800	13,800
Tradenames	3,700	3,700
Acquired intellectual property	19,710	19,710
	43,178	43,010
Less: Accumulated amortization	(3,566)	(1,572)
Intangible assets, net	$39,612	$41,438

Developed technology of $5,479, customer relationships of $3,100, and trade name of $600 were identified and measured at fair value in connection with the acquisition of 42 Telecom on August 1, 2025, and are amortized on a straight-line basis over estimated useful lives of 5 years, 7 years, and 3 years, respectively.

Internally developed software represents capitalized software development costs at 42 Telecom, amortized on a straight-line basis over 5 years.

Customer relationships of $10,700 and trade name of $3,100 were identified and measured at fair value in connection with the acquisition of Telvantis on December 31, 2025, and are amortized on a straight-line basis over estimated useful lives of 8 years and 4 years, respectively, commencing January 1, 2026.

Acquired intellectual property of $19,710 represents artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies acquired pursuant to an asset acquisition on October 15, 2025, in exchange for 9,000,000 shares of the Company’s common stock at $2.19 per share, and is amortized on a straight-line basis over 5 years.

Amortization expense for the three months ended March 31, 2026 and 2025 was $1,973 and $0, respectively. No impairment charges were recognized during the three months ended March 31, 2026 and 2025.

The following table presents the estimated future amortization expense for intangible assets as of March 31, 2026:

2026 (remaining 9 months)	$5,918
2027	7,891
2028	7,808
2029	7,691
2030	5,611
Thereafter	4,693
$39,612

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31,
	2025	2024
Developed technology	$5,479,102
Internally developed software	320,898	$-
Customer relationships	13,800,000
Tradenames	3,846,875	-
Acquired intellectual property	19,710,000	-
	43,010,000	-
Less: Accumulated amortization	(1,572,441)	-
Intangible assets, net	$41,437,559	$-

Intangible assets of $5,479,102, $3,100,000, and $600,000 represent developed technology, customer relationships, and trade name, respectively, identified and measured at fair value pursuant to the acquisition of 42 Telecom completed on August 1, 2025 (see note 3).

Internally developed software of $320,898 represents capitalized software development costs recognized at 42 Telecom and measured at fair value as of the acquisition date.

Intangible assets of $10,700,000 and $3,100,000 represent customer relationships and trade name, respectively, identified and measured at fair value pursuant to the acquisition of Telvantis completed on December 31, 2025 (see note 3). As the acquisition closed on the last day of the fiscal year, no amortization was recorded during the year ended December 31, 2025. Amortization will be recognized on a straight-line basis over estimated useful lives of 8 years for customer relationships and 4 years for trade name, commencing January 1, 2026.

On October 15, 2025, the Company completed an asset acquisition pursuant to which it acquired certain artificial intelligence operating systems, FPGA-based technologies, and cybersecurity technologies in exchange for 9,000,000 shares of the Company’s common stock. The transaction was determined to be an asset acquisition rather than a business combination. Accordingly, no goodwill was recognized and the total consideration of $19,710,000, representing the fair value of 9,000,000 shares at $2.19 per share, was allocated entirely to the acquired intangible assets. Amortization is recognized on a straight-line basis over an estimated useful life of 5 years.

No impairment charges were recognized during the years ended December 31, 2025 or 2024. The following table presents the estimated future amortization expense for intangible assets as of December 31, 2025:

Year Ended December 31, 2025
2026	$7,857,357
2027	7,857,357
2028	7,774,024
2029	7,657,357
2030	5,577,774
Thereafter	4,713,689
$41,437,559